Noncontrolling Interest - Noncontrolling Interest (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Noncontrolling Interest [Abstract]
Noncontrolling interest	$ 13,609	$ 14,168